Equity-Accounted Investees - summary of statement of profit and loss of Wallbox Fawsn (Details) - EUR (€)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of joint ventures [line items]
Revenue	€ 67,810,927	€ 27,317,916	€ 71,578,566	€ 19,677,366		€ 8,020,249
Changes in inventories and raw materials and consumables used	39,871,268	14,514,593	44,253,393	10,573,732		3,663,974
Other operating expenses	(41,377,860)	(11,677,408)	(43,405,300)	(8,191,740)	[1]	(5,125,236)	[1]
Amortization and depreciation	(7,999,049)	(3,282,059)	(8,483,056)	(2,378,741)	[1]	(762,706)	[1]
Operating Loss	(63,468,297)	(13,312,297)	(53,573,287)	(10,983,567)	[1]	(5,368,128)	[1]
Loss before Tax	(9,280,852)	(39,121,448)	(225,584,445)	(12,311,938)	[1]	(6,136,106)	[1]
Income tax expense	(589,125)	(715,770)	(1,806,981)	(909,954)	[1]	0
Loss for the Year	(8,691,727)	€ (38,405,678)	(223,777,464)	(11,401,984)	[1],[2]	(6,136,106)	[1]
Group's share of loss for the year			(652,974)	(422,216)		(387,565)
Wallbox Fawsn [Member] | Joint ventures where entity is venturer [member]
Disclosure of joint ventures [line items]
Revenue			1,851,953	352,761		114
Changes in inventories and raw materials and consumables used			(1,641,911)	(539,958)		(435,565)
Other operating expenses			(1,448,433)	(648,804)		(339,239)
Amortization and depreciation			(8,435)	(3,527)		(1,534)
Operating Loss			(1,246,826)	(839,528)		(776,224)
Finance (costs)/income			(59,122)	(4,776)		1,423
Loss before Tax			(1,305,948)	(844,304)		(774,801)
Income tax expense			0	(127)		(328)
Loss for the Year			(1,305,948)	(844,431)		(775,129)
Group's share of loss for the year	€ (271,727)		€ (652,974)	€ (422,216)		€ (387,565)

[1]	The amounts included in the consolidated statements of profit or loss and other comprehensive income for the year ended 31 December 2020 and 2019 have not been restated, with the exception of EPS, please see note 6.
[2]	Restated amounts. Certain amounts included in the consolidated statements of cash flows for the year ended 31 December 2020 do not correspond to those included in the consolidated financial statements of Wallbox Chargers S.L. for the year ended 31 December 2020, and reflect the adjustments described in Note 2.